Subsequent event	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent event	Subsequent eventConsistent with the successful transition of our U.S. broker-dealer from a transaction-based business into a fee-based discretionary account management business, subsequent to year end, we plan on selling our Canadian broker-dealer operations to the current management team as we continue to focus on our core asset management businesses (however, we will migrate our charity flow-through operations into our managed equities segment). We expect the transaction to close by June 30, 2023.